Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares
Allowance for credit losses	¥ 196,819	$ 26,964	¥ 161,022
Total current liabilities	4,529,794	620,582	5,075,351
Total non-current liabilities	491,181	67,291	587,142
Total liabilities	¥ 5,020,975	$ 687,873	¥ 5,662,493
Ordinary shares, par value | $ / shares		$ 0.0025
Ordinary shares, shares authorized	400,000,000,000	400,000,000,000	400,000,000,000
Ordinary shares, shares issued	479,288,580	479,288,580	483,398,100
Ordinary shares, shares outstanding	479,288,580	479,288,580	483,398,100
Consolidated VIEs [Member]
Total current liabilities	¥ 338,455	$ 46,368	¥ 425,416
Total non-current liabilities	22,661	3,105	43,967
Total liabilities	¥ 361,116	$ 49,473	¥ 469,383